Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2025	May 31, 2025	May 31, 2025
Columbia Dividend Opportunity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		3.12%	10.78%	7.74%
Columbia Dividend Opportunity Fund-Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		7.56%	11.29%	7.56%
Columbia Dividend Opportunity Fund-Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		9.66%	12.39%	8.64%
Columbia Dividend Opportunity Fund-Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent		9.69%	12.44%	8.70%
Columbia Dividend Opportunity Fund-Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent		9.78%	12.49%	8.76%
Columbia Dividend Opportunity Fund-Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		9.11%	11.83%	8.09%
Columbia Dividend Opportunity Fund-Class S
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class S
Average Annual Return, Percent	[1]	9.57%	12.13%	8.39%
Without Sales Load [Member] | Columbia Dividend Opportunity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		9.40%	12.10%	8.37%
Without Sales Load [Member] | Columbia Dividend Opportunity Fund-Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		8.56%	11.29%	7.56%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		13.73%	15.66%	12.58%
MSCI USA High Dividend Yield Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA High Dividend Yield Index (Net)
Average Annual Return, Percent	[2]	6.83%	9.25%	8.23%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		8.91%	13.02%	8.60%

[1]	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
[2]	Effective March 28, 2025, the Fund no longer compares its performance to the MSCI USA High Dividend Yield Index (Net). The returns of the MSCI USA High Dividend Yield Index (Net) will be shown for a one-year transition period.